SUBSEQUENT EVENTS - Q2 (Details) - USD ($)	Jul. 21, 2016	Jun. 16, 2016	Jul. 20, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 08, 2013
5 3/4% Senior Notes due 2021 [Member]
Subsequent Event [Line Items]
Maximum borrowings available under credit facility				$ 500,000,000
Face amount of debt							$ 500,000,000
Stated interest rate				5.75%	5.75%	5.75%	5.75%
Revlon Consumer Products Corporation [Member] | Senior Secured Term Loan Facility 2016 [Member]
Subsequent Event [Line Items]
Maximum borrowings available under credit facility		$ 1,800,000,000
Credit facility term		7 years
Revlon Consumer Products Corporation [Member] | Senior Secured Asset-Based Revolving Credit Facility 2016 [Member]
Subsequent Event [Line Items]
Maximum borrowings available under credit facility		$ 400,000,000
Credit facility term		5 years
Revlon Consumer Products Corporation [Member] | Senior Unsecured Credit Facility Bridge Loans 2016 [Member]
Subsequent Event [Line Items]
Maximum borrowings available under credit facility		$ 400,000,000
Revlon Consumer Products Corporation [Member] | Senior Unsecured Notes 2016 [Member]
Subsequent Event [Line Items]
Maximum borrowings available under credit facility		$ 400,000,000
Revlon Consumer Products Corporation [Member] | Senior Unsecured Notes Due 2024 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount of debt	$ 450,000,000		$ 400,000,000
Stated interest rate	6.25%
Scenario, Forecast [Member] | Senior Secured Term Loan Facility 2016 [Member]
Subsequent Event [Line Items]
Credit facility borrowings	$ 1,800,000,000
Scenario, Forecast [Member] | Revlon Consumer Products Corporation [Member] | Senior Secured Asset-Based Revolving Credit Facility 2016 [Member]
Subsequent Event [Line Items]
Credit facility borrowings	$ 100,000,000